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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1939

ING Investment Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         August 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.7%

		Aerospace/Defense: 2.3%
68,000		L-3 Communications Holdings, Inc.	$5,126,520
47,800		United Technologies Corp.	2,997,538
			8,124,058

		Agriculture: 3.3%
141,700		Altria Group, Inc.	11,836,201
			11,836,201

		Banks: 9.2%
338,900		Bank of America Corp.	17,443,183
184,300		Bank of New York Co., Inc.	6,220,125
270,400		Wells Fargo & Co.	9,396,400
			33,059,708

		Beverages: 2.3%
111,700		Coca-Cola Co.	5,005,277
45,100		Molson Coors Brewing Co.	3,170,530
			8,175,807

		Building Materials: 1.1%
318,800	@, L	Goodman Global, Inc.	4,013,692
			4,013,692

		Chemicals: 3.0%
56,800		Air Products & Chemicals, Inc.	3,765,272
70,800		Ashland, Inc.	4,470,312
137,900		Celanese Corp.	2,549,771
			10,785,355

		Coal: 1.2%
100,200		Peabody Energy Corp.	4,415,814
			4,415,814

		Computers: 2.4%
45,700		International Business Machines Corp.	3,700,329
222,500	@	Seagate Technology, Inc.	4,950,625
			8,650,954

		Cosmetics/Personal Care: 1.7%
95,700		Procter & Gamble Co.	5,923,830
			5,923,830

		Distribution/Wholesale: 1.1%
70,100	@	Wesco International, Inc.	4,100,850
			4,100,850

		Diversified Financial Services: 14.3%
30,000	@, L	Affiliated Managers Group, Inc.	2,775,900
88,366		Capital One Financial Corp.	6,459,555
271,500		Citigroup, Inc.	13,398,525
189,200		Countrywide Financial Corp.	6,394,960
29,600		Freddie Mac	1,882,560
188,300		JPMorgan Chase & Co.	8,597,777
108,200		Merrill Lynch & Co., Inc.	7,955,946
59,600		Morgan Stanley	3,921,084
			51,386,307

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.7% (continued)

		Electric: 3.3%
245,800	@, L	Mirant Corp.	$7,120,826
114,600	L	PG&E Corp	4,805,178
			11,926,004

		Electronics: 1.8%
533,200	@, @@, L	Flextronics International Ltd.	6,291,760
			6,291,760

		Energy - Alternate Sources: 1.4%
307,700	@, L	KFX, Inc.	4,929,354
			4,929,354

		Engineering & Construction: 1.0%
255,000	@@	ABB Ltd. ADR	3,401,700
			3,401,700

		Entertainment: 1.0%
176,100		Regal Entertainment Group	3,474,453
			3,474,453

		Food: 1.1%
131,634	@	Smithfield Foods, Inc.	3,952,969
			3,952,969

		Gas: 1.1%
81,800		Sempra Energy	4,067,096
			4,067,096

		Healthcare - Products: 0.8%
79,400	@	St. Jude Medical, Inc.	2,890,954
			2,890,954

		Healthcare - Services: 1.2%
115,100		Aetna, Inc.	4,289,777
			4,289,777

		Insurance: 7.7%
88,500		American International Group, Inc.	5,648,070
139,000	@@	Axis Capital Holdings Ltd.	4,507,770
227,800	@, L	Conseco, Inc.	4,715,460
75,700		Genworth Financial, Inc.	2,606,351
114,400	L	Metlife, Inc.	6,295,432
83,400		St. Paul Travelers Cos., Inc.	3,661,260
			27,434,343

		Lodging: 3.3%
100,800	L	Boyd Gaming Corp.	3,644,928
54,600		Harrah’s Entertainment, Inc.	3,404,856
58,500	@, @@, L	Kerzner International Ltd.	4,730,895
			11,780,679

		Media: 1.2%
104,600		Time Warner, Inc.	1,738,452
90,000		Walt Disney Co.	2,668,500
			4,406,952

		Mining: 3.1%
96,100		Alcoa, Inc.	2,747,499
65,000		Freeport-McMoRan Copper & Gold, Inc.	3,783,650
49,500		Phelps Dodge Corp.	4,430,250
			10,961,399

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.7% (continued)

		Miscellaneous Manufacturing: 1.8%
80,300		General Electric Co.	$2,735,018
84,500		Illinois Tool Works, Inc.	3,709,550
			6,444,568

		Oil & Gas: 11.1%
227,600		ExxonMobil Corp.	15,401,692
82,400	L	Hess Corp.	3,772,272
215,300	@	Newfield Exploration Co.	9,309,572
135,600	@	Plains Exploration & Production Co.	5,967,756
160,400		Rowan Cos., Inc.	5,485,680
			39,936,972

		Oil & Gas Services: 1.2%
96,800	@	Weatherford International Ltd.	4,162,400
			4,162,400

		Pharmaceuticals: 4.8%
528,200		Pfizer, Inc.	14,557,192
81,300	@@	Teva Pharmaceutical Industries Ltd. ADR	2,825,988
			17,383,180

		Real Estate Investment Trusts: 1.0%
150,000		KKR Financial Corp.	3,586,500
			3,586,500

		Retail: 1.1%
109,500		McDonald’s Corp.	3,931,050
			3,931,050

		Savings & Loans: 1.2%
327,600		Hudson City Bancorp., Inc.	4,278,456
			4,278,456

		Semiconductors: 1.3%
511,696	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,763,890
			4,763,890

		Telecommunications: 4.6%
309,300		AT&T, Inc.	9,628,509
80,500		BellSouth Corp.	3,277,960
422,000	@, L	Qwest Communications International, Inc.	3,717,820
			16,624,289

		Transportation: 0.7%
30,300		Union Pacific Corp.	2,434,606
			2,434,606

		Total Common Stock
		(Cost $310,779,455)	353,825,927

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 11.3%

	Repurchase Agreement: 0.4%
$1,620,000

Morgan Stanley Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $1,620,237 to be received upon repurchase (Collateralized by $1,231,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $1,653,723, due 11/15/21)

		$1,620,000
	Total Repurchase Agreement
	(Cost $1,620,000)	1,620,000

PORTFOLIO OF INVESTMENTS

ING MagnaCap Fund	as of August 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 11.3% (continued)

	Securities Lending CollateralCC: 10.9%
$39,045,530	The Bank of New York Institutional Cash Reserves Fund		$39,045,530

	Total Securities Lending Collateral
	(Cost $39,045,530)		39,045,530

	Total Short-Term Investments
	(Cost $40,665,530)		40,665,530

	Total Investments in Securities
	(Cost $351,444,985)*	110.0%	$394,491,457
	Other Assets and Liabilities - Net	(10.0)	(35,974,518)
	Net Assets	100.0%	$358,516,939

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $351,587,520.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$50,477,862
	Gross Unrealized Depreciation	(7,573,925)
	Net Unrealized Appreciation	$42,903,937

Item 2. Controls and Procedures

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investment Funds, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 27, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 27, 2006